U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 18, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington D.C. 20549

Re:	HCIM Trust (the “Trust”)
File Nos.: 333-190020 and 811-22871

Dear Mr. DiStefano:

Transmitted herewith is Pre-Effective Amendment No. 1 (the “Amendment”) to the registration statement for the Trust. The purpose of this filing is to reflect the revisions to the registration statement made in response to your comments regarding the Trust’s registration statement filed on July 18, 2013, make certain other revisions as appropriate and file any outstanding exhibits to the registration statement.  Please also note we filed our response letter in a correspondence filing on September 26, 2013.

Additionally, please note that correspondence on behalf of the Trust and its principal underwriter requesting effectiveness of the Amendment is also filed herewith.

If you have any additional questions or require further information, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky

Michael D. Barolsky, Esq.
Assistant Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator to the Trust